UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 7/31/2009 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	146.8%
		Alabama	0.6%
		DCH Health Care Auth. Rev.,
$1,000		5.125%, 6/1/36		$824,200

		California	21.9%
		California St. Gen. Oblig.,
500		5.50%, 3/1/26		516,545
1,000		5.00%, 11/1/32		931,040
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, F.G.I.C.		1,963,560
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,043,605
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,243,440
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, NATL-RE		2,004,000
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,038,170
1,000		5.375%, 7/1/21, Ser. A-A-2, NATL-RE		1,055,580
		Pomona Sngl. Fam. Mtge. Rev.,
635	(b)	7.375%, 8/1/10, Ser. B,
		Escrowed to maturity		653,155
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity		3,460,350
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,227,742
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C. / NATL-RE		585,395

				28,722,582

		Connecticut	3.2%
		Connecticut St. Dev. Auth. Rev.,
1,000		5.25%, 5/1/31		1,013,100
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		819,790
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		2,378,845

				4,211,735

		District of Columbia	1.9%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C. / NATL-RE		1,493,640
		Metropolitan Washington DC Airport
1,000		5.00%, 10/1/18, Ser. A, F.S.A. / A.M.B.A.C.		1,033,100

				2,526,740

		Florida	11.3%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
1,005		5.00%, 4/1/34		790,995
		Broward Cnty. Port. Fac. Rev.,
1,500		6.00%, 9/1/23, Ser. A		1,570,740
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,190		5.125%, 10/1/19		1,103,796
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, NATL-RE		2,251,570
		Florida St. Bd. of Ed. Gen. Oblig.,
2,000		5.00%, 6/1/21, Ser. A		2,153,700
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
70	(b)	5.125%, 11/15/32, Ser. G		82,070
		Prerefunded 11/15/16 @ $100
1,930		5.125%, 11/15/32, Ser. G		1,783,050
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A,
		Prerefunded 10/1/09 @ $101		5,076,600

				14,812,521

Principal Amount (000)		Description (a)		Value
		Georgia	14.1%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
$2,385		5.00%, 11/1/29, F.G.I.C. / NATL-RE		$2,161,812
715		5.00%, 11/1/38, F.G.I.C. / NATL-RE		616,909
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,070,440
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,342,780
		Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
145	(b)	6.40%, 1/1/13,
		Escrowed to maturity		159,996
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,646,790
30	(b)	6.40%, 1/1/13
		Prerefunded 1/1/11 @ $100		32,429
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,404,145

				18,435,301

		Hawaii	1.3%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,733,420

		Idaho	0.2%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
155		6.65%, 7/1/14, Ser. B		159,721
133		6.60%, 7/1/27, Ser. B		137,422

				297,143

		Illinois	7.8%
		Chicago Gen. Oblig.,
2,745		6.25%, 1/1/11, A.M.B.A.C.		2,850,573
1,000		5.25%, 1/1/33, Ser. A		1,006,040
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		449,495
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,019,590
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100		1,213,050
		Illinois St. Gen. Oblig.,
2,000		5.50%, 1/1/29		2,154,360
		Illinois St. Toll Hwy. Auth. Rev.,
1,500		5.50%, 1/1/33, Ser. B		1,568,760

				10,261,868

		Indiana	6.1%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
5,000		6.00%, 1/1/13, Ser. B, NATL-RE		5,580,000
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A,
		Prerefunded 7/1/12 @ $100		2,354,604

				7,934,604

Principal Amount (000)		Description (a)		Value
		Kentucky	2.9%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
$2,000		5.00%, 5/15/30, Ser. A, F.G.I.C. / NATL-RE		$2,001,380
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.00%, 10/1/30		875,510
1,000		5.25%, 10/1/36		869,970

				3,746,860

		Massachusetts	6.0%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C. / NATL-RE		2,001,100
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,238,625
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, NATL-RE		2,355,259
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,206,825

				7,801,809

		Michigan	3.5%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100		2,172,820
2,000		5.00%, 7/1/30, F.G.I.C. / NATL-RE		1,776,440
		Michigan Tobacco Settlement Finance Auth. Rev.,
1,000		6.00%, 6/1/48, Ser. A		603,350

				4,552,610

		Nebraska	3.8%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
1,875	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,007,075
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,963,300

				4,970,375

		Nevada	4.8%
		Nevada St. Gen. Oblig.,
2,000		5.00%, 12/1/24, Ser. F, F.S.A.		2,030,180
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, NATL-RE		1,402,884
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C. / NATL-RE		2,787,660

				6,220,724

		New Jersey	4.0%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		737,406
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,335,680
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,116,740

				5,189,826

		New York	7.1%
		Albany Industrial Dev. Agy. Rev.,
1,000		5.00%, 4/1/32, Ser. A		675,060
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B		762,808
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C. / NATL-RE		1,001,410
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,014,950
		New York St. Dorm. Auth. Rev.,
		Sch. Dist. Rev. Bond Financing Program
1,500		7.25%, 10/1/28, Ser. C		1,779,630

				9,233,858

Principal Amount (000)		Description (a)		Value
		Ohio	6.5%
		Buckeye Tobacco Settlement Financing Auth. Rev.,
$3,000		6.00%, 6/1/42, Ser. A-2		$1,784,520
2,000		6.50%, 6/1/47, Ser. A-2		1,272,020
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		708,322
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,044,550
		Ohio St. Air Quality Dev. Auth. Rev.,
750		5.70%, 2/1/14, Ser. A		787,448
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,915,980

				8,512,840

		Pennsylvania	3.0%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		1,902,020
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, F.G.I.C. / NATL-RE		1,193,440
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		854,830

				3,950,290

		Puerto Rico	0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C. / NATL-RE		963,800

		South Carolina	1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28,
		Prerefunded 6/1/14 @ $100		1,738,335

		Tennessee	1.8%
		Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,500		5.25%, 9/1/20		1,415,595
1,000		5.25%, 9/1/21		932,310

				2,347,905

		Texas	23.6%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		848,610
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, NATL-RE		2,502,725
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,005,880
		Dallas Area Rapid Transit Rev.,
1,000		5.25%, 12/1/48		1,007,480
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		2,029,960
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,723,593
		Everman Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 2/15/36, PSF		1,006,560
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,757,646
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B,
		Prerefunded 12/1/10 @ $100		1,587,915
3,500	(b)	5.00%, 12/1/28, Ser. A,
		Prerefunded 12/1/09 @ $100		3,552,010
		Klein Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 8/1/38, Ser. A, PSF		1,007,210
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		2,000,860
		McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
2,000		6.625%, 6/1/35		2,073,660
		Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
1,975		5.50%, 2/1/33, PSF		2,071,360
		San Antonio Elec. & Gas Rev.,
2,595		5.00%, 2/1/18, Ser. A		2,631,071
		Spring Branch Indep. Sch. Dist. Gen. Oblig.,
1,000		5.25%, 2/1/38, PSF		1,024,270

				30,830,810

Principal Amount (000)	Description (a)		Value
	Virginia	1.1%
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		$1,394,685

	Washington	2.3%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, NATL-RE		504,670
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, F.G.I.C. / NATL-RE		2,504,975

			3,009,645

	West Virginia	1.0%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,355,595

	Wisconsin	1.6%
	Wisconsin St. Gen. Rev.,
2,000	6.00%, 5/1/33, Ser. A		2,143,100

	Wyoming	3.4%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,495,440

	Total long-term investments (cost $186,950,690)		192,218,621

Shares
	SHORT-TERM INVESTMENT	1.0%
1,266,227	State Street Institutional Tax-Free Money Market Fund (cost $1,266,227)		$1,266,227

Total Investments (cost $188,216,917)		147.8%	193,484,848
Other assets in excess of liabilities		1.8%	2,402,520
Liquidation value of remarketed preferred stock		(49.6)	(65,000,000)

Net Assets Applicable to Common Stock		100.0%	$130,887,368

Net asset value per share of common stock ($130,887,368 / 8,507,456)			$15.39

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A. - Financial Security Assurance Inc.

NATL-RE - National Public Finance Guarantee Corp. (formerly MBIA).

PSF - Texas Permanent School Fund.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2009, these securities amounted to a value of $2,378,845 or 1.8% of net assets applicable to common stock.

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2009 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$187,666,951	$12,833,119	$7,015,222	$5,817,897

The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2009:

Valuations	Level 1	Level 2	Level 3
Description
Assets:
Municipal Bonds	$—	$192,218,621	$—
Money Market Funds	—	1,266,227	—

Total	$—	$193,484,848	$—

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has concluded that the adoption of FSP 157-4 did not materially impact its financial disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	September 24, 2009

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 24, 2009